Emergence from Bankruptcy Proceedings (Tables)	12 Months Ended
Dec. 31, 2018
Emergence from Bankruptcy Proceedings
Schedule of components of liabilities subject to compromise

	Successor	Predecessor
	December 31, 2018	December 31, 2017
(in thousands)
2017 Senior Secured Notes	$—	$439,364
2018 Senior Secured Term Loan B	—	718,125
2013 Revolving Credit Facility	—	475,000
Senior Secured Credit Facility	—	661,478
2020 Senior Secured Notes	—	750,000
Accrued interest	—	39,618
Accounts payable and other estimated allowed claims	—	4,092
Total liabilities subject to compromise	$—	$3,087,677

Schedule of components of reorganization items

	Successor	Predecessor
	Period From	Period From
	November 20, 2018	January 1, 2018
	through	through	Year Ended
	December 31, 2018	November 19, 2018	December 31, 2017
(in thousands)
Professional fees	$1,300	$82,787	$6,447
Gain on the settlement of liabilities subject to compromise	—	(794,218)	—
Discharge of claims upon emergence from bankruptcy	—	(80)	—
Revision of estimated claims	—	—	27
Escrow interest income	—	(2,940)	—
Fresh start accounting adjustments	—	2,514,115	—
Total reorganization items	$1,300	$1,799,664	$6,474